REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer	REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers:

(in thousands of $)	2023	2022
Trade accounts receivable from contracts with customers, net (1)	28,970	10,209
Contract assets, current (2)	3,938	10,102
Contract liabilities, current (2)	(5,320)	(1,585)

(1)Trade accounts receivable from contracts with customers, net, relate to receivables from drilling contracts, voyage charter receivables and demurrage receivables, net of allowance for expected credit losses. The expected credit losses relating to trade accounts receivable from contracts with customers was $15.0 thousand as of December 31, 2023 (December 31, 2022: $0.3 million). (See also Note 12: Trade Accounts Receivable and Other Receivables and Note 27: Allowance for Expected Credit Losses).
(2)Contract assets, current, and contract liabilities, current are included in "Prepaid expenses and accrued income" and "Other current liabilities", respectively, in the Consolidated Balance Sheets.
Significant changes in the contract assets and the contract liabilities balances during the year ended December 31, 2023, are as follows:

(in thousands of $)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract asset/(liability), beginning of the year	10,102	(1,585)	8,517
Amortization of contract assets and contract liabilities from contracts at the beginning of the year	(10,102)	1,585	(8,517)
Cash (received)/paid, excluding amounts recognized in the income statement	3,938	(5,320)	(1,382)
Net contract asset/(liability), at the end of the year	3,938	(5,320)	(1,382)

Contract assets and liabilities as of December 31, 2023 are expected to be realized within the next 12 months. Contract assets consists of accrued income in relation to voyage charters and drilling contracts and deferred mobilization costs. Contract liabilities consists of deferred voyage revenues, mobilization revenue and demobilization revenue for both wholly and partially unsatisfied performance obligations, which has been estimated for purposes of allocating across the entire corresponding performance obligations.

Significant changes in the contract assets and the contract liabilities balances during the year ended December 31, 2022, are as follows:

(in thousands of $)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract asset/(liability), beginning of the year	1,958	(115)	1,843
Amortization of contract assets and contract liabilities from contracts at the beginning of the year	(1,958)	115	(1,843)
Cash (received)/paid, excluding amounts recognized in the income statement	10,102	(1,585)	8,517
Net contract asset/(liability), at the end of the year	10,102	(1,585)	8,517